Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2023
Non-controlling Interests
Schedule of reconciliation of non-controlling interest
	December 31,	December 31,
	2023	2022
Beginning Balance	$(2,148,964)	$(1,724,627)
Proportionate shares of net loss	(565,301)	(434,873)
Foreign currency translation adjustment	1,513	10,536
Total	$(2,712,752)	$(2,148,964)